LONG-TERM BORROWINGS DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2026
LONG-TERM BORROWINGS DUE TO RELATED PARTIES
LONG-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 20. LONG-TERM BORROWINGS DUE TO RELATED PARTIES

Long-term borrowings due to related parties consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
Long-term borrowings due to related parties:	RMB	RMB	US Dollars
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due on April 29, 2027	¥10,000,000	¥—	$—
Total long-term borrowings due to related parties	¥10,000,000	¥—	$—

No long-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2025 and 2026.

On May 29, 2024, the Company entered into a three-year supplemental agreement with the founder, changing loan maturity date from June 4, 2024, and June 16, 2024, to April 29, 2027 and the annual interest rate to 3.75%.

Interest expense for long-term borrowings due to related parties were ¥34,375, ¥380,208 and ¥nil for the years ended June 30, 2024, 2025 and 2026, respectively.